CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 3,233,000,000	$ 3,511,000,000
Adjustments:
Interest expense related to financing activities		249,000,000	247,000,000
Increase (decrease) in insurance and investment contract liabilities		11,432,000,000	281,000,000
Decrease (increase) in reinsurance assets		(28,000,000)	97,000,000
Realized and unrealized (gains) losses and foreign currency changes on invested assets		(7,285,000,000)	3,252,000,000
Sales, maturities and repayments of invested assets		59,162,000,000	62,387,000,000
Purchases of invested assets		(64,165,000,000)	(65,353,000,000)
Income taxes received (paid)		(698,000,000)	(307,000,000)
Mortgage securitization (Note 5)		264,000,000	96,000,000
Other operating activities		383,000,000	(377,000,000)
Net cash provided by (used in) operating activities		2,547,000,000	3,834,000,000
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(114,000,000)	(85,000,000)
Investment in and transactions with joint ventures and associates (Note 16)		19,000,000	(64,000,000)
Dividends received from joint ventures and associates (Note 16)		45,000,000	34,000,000
Acquisitions, net of cash and cash equivalents (Note 3)(1)	[1]	(167,000,000)	0
Other investing activities		(213,000,000)	(165,000,000)
Net cash provided by (used in) investing activities		(430,000,000)	(280,000,000)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		132,000,000	(40,000,000)
Issuance of subordinated debt, net of issuance costs (Note 14)		747,000,000	0
Redemption of senior debentures and subordinated debt (Notes 13 and 14)		(1,050,000,000)	(400,000,000)
Issuance of common shares on exercise of stock options		23,000,000	13,000,000
Common shares purchased for cancellation (Note 15)		(592,000,000)	(641,000,000)
Dividends paid on common and preferred shares		(1,318,000,000)	(1,227,000,000)
Payments of lease liabilities, classified as financing activities		(125,000,000)	0
Interest expense paid		(253,000,000)	(271,000,000)
Net cash provided by (used in) financing activities		(2,436,000,000)	(2,566,000,000)
Changes due to fluctuations in exchange rates		(190,000,000)	250,000,000
Increase (decrease) in cash and cash equivalents		(509,000,000)	1,238,000,000
Net cash and cash equivalents, beginning of year		7,194,000,000	5,956,000,000
Net cash and cash equivalents, end of year		6,685,000,000	7,194,000,000
Short-term securities, end of year		2,860,000,000	2,208,000,000
Net cash, cash equivalents and short-term securities, end of year (Note 5)		9,545,000,000	9,402,000,000
Total cash consideration paid		192,000,000	0
Cash and cash equivalents acquired		$ 25,000,000	$ 0

[1]	Consists of total cash consideration paid of $192 ($nil in 2018), less cash and cash equivalents acquired of $25 ($nil in 2018).